SHARE-BASED COMPENSATION - Schedule of Stock Award Activity (Details) - $ / shares	12 Months Ended						48 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2020
Number of Shares
Outstanding, Beginning | shares	0	0	0	0	1,270,000		1,270,000
Granted | shares	0	0	0	0	0
Exercised | shares	0	0	0	0	0
Forfeited | shares	0	(1,190,000)	(1,190,000)	(1,190,000)	(1,190,000)
Canceled | shares	0	(80,000)	(80,000)	(80,000)	(80,000)
Outstanding, Ending | shares	0	0	0	0	0	1,270,000	0
Exercisable	0	0					0
Vested and expected to vest	0	0					0
Weighted Average Exercise Price
Outstanding, Beginning | $ / shares	$ 0	$ 0	$ 0	$ 0	$ 12		$ 12
Granted | $ / shares	0						12
Exercised | $ / shares	0	0	0	0	0
Forfeited | $ / shares	0	12	12	12	12
Canceled | $ / shares	0	12	12	12	12
Outstanding, Ending | $ / shares	0	0	$ 0	$ 0	$ 0	$ 12	0
Exercisable	0	0					0
Vested and expected to vest	$ 0	$ 0					$ 0
Weighted Average Remaining Contractual Term In Years
Outstanding						2 years 5 months 1 day
Granted							3 years
Vested and expected to vest	0 years	0 years